GOODWILL (Tables)	9 Months Ended
Aug. 31, 2022
Disclosure Goodwill Abstract
Schedule of goodwill

	August 31, 2022	November 30, 2021
	$	$
Balance, beginning of period	833,493	-
Additions (Note 3)	5,440,863	833,493
Balance, end of period	6,274,356	833,493